                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment [X] Amendment Number: 2

   This Amendment (Check only one): [X] is a restatement

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Theodore W. Ullyot
Title: EVP and General Counsel, ESL Investments, Inc., general partner of
       RBS Partners, L.P.
Phone: (203) 861-4600

Signature, Place, and Date of Signing:


/s/ Theodore W. Ullyot                  Greenwich, CT   August 16, 2006
-------------------------------------   (City, State)   (Date)
(Signature)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
Form 13F Information Table Entry Total:               7
Form 13F Information Table Value Total:     $12,487,800
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-11470               ESL Investments, Inc.

Explanatory Note:

RBS Partners, LP ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

                       FORM 13F Information Table - Public

                                            Column 4:          Column 5:                                      Column 8:
                                              Fair    --------------------------                           Voting Authority
                     Column 2:  Column 3:    Market    Shares or                  Column 6  Column 7: -------------------------
Column 1:             Title of    CUSIP       Value    Principal                 Investment   Other       (a)      (b)    (c)
Name of Issuer         Class      Number   (x $1,000)   Amount   SH/PRN Put/Call Discretion  Managers    Sole    Shared   None
--------------       --------- ----------- ---------- ---------- ------ -------- ---------- --------- ---------- ------ -------
Autozone Inc.        Common    053332-10-2    594,814  5,966,638   SH              DEFINED             5,966,638
Autozone Inc.        Common    053332-10-2  1,600,968 16,059,462   SH               SOLE              16,059,462
AutoNation, Inc.     Common    05329W-10-2    203,423  9,439,602   SH              DEFINED             9,439,602
AutoNation, Inc.     Common    05329W-10-2  1,457,178 67,618,481   SH               SOLE              67,618,481
General Motors Corp. Common    370442-10-5     13,464    633,000   SH               SOLE                 633,000
Sears Holdings Corp. Common    812350-10-6     46,798    354,985   SH              DEFINED               354,985
Sears Holdings Corp  Common    812350-10-6  8,571,155 65,016,723   SH               SOLE              65,016,723
(Confidential portion has been omitted and filed separately.)
                                           ----------
COLUMN TOTALS                  Grand Total 12,487,800
                                           ==========

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.